Shareholders' Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance		329,055
Number of options, Exercised	(500)	(291,555)	(32,775)	(44,975)
Number of options, Forfeited		(12,000)
Number of options, Granted
Number of options Outstanding, Ending Balance	329,055	25,500
Number of options , Exercisable	329,055	25,500
Number of options , Vested		25,500
Weighted-average exercise price, Beginning Balance		$ 25.99
Weighted-average exercise price, Exercised		$ 22.58
Weighted-average exercise price, Forfeited		$ 52.66
Weighted-average exercise price, Granted
Weighted-average exercise price, Ending Balance	$ 25.99	$ 52.32
Weighted-average exercise price, Exercisable	$ 25.99	$ 52.32
Weighted-average exercise price, Vested		$ 52.32
Weighted-average remaining contractual terms, Outstanding		10 months 21 days
Weighted-average remaining contractual terms, Exercisable		10 months 21 days
Weighted-average remaining contractual terms, Vested		10 months 21 days
Aggregate intrinsic value, Outstanding		$ 220
Aggregate intrinsic value, Exercisable		220
Aggregate intrinsic value, Vested		$ 220
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Outstanding, Beginning Balance		$ 2.38
Exercise price, Exercised		$ 2.38
Exercise price, Forfeited		$ 39.03
Exercise price, Granted
Exercise price, Outstanding, Ending Balance		$ 24.68
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, Outstanding, Beginning Balance		$ 68.51
Exercise price, Exercised		$ 54.53
Exercise price, Forfeited		$ 68.51
Exercise price, Granted
Exercise price, Outstanding, Ending Balance		$ 68.51